RELATED PARTY BALANCES AND TRANSACTIONS (Details 3) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Related Party Transaction, Amounts of Transaction	¥ 0	¥ 1,000	¥ 0
Henan Agriculture University [Member]
Related Party Transaction, Amounts of Transaction	0	1,000	0
Beijing Shihui Agriculture Ltd.
Related Party Transaction, Amounts of Transaction	0	250	0
Revenue from Related Parties	396	0	0
Service Fee Charged By Related Party	¥ 600	¥ 0	¥ 0